Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
11.	Commitments and contingencies:

Lease commitments:

Total future minimum lease payments including operating costs are as follows:

2012	325,852
2013	285,605
2014	330,821
2015	298,761
2016	299,852
2017	87,549
$1,628,440

Rental expense was $288,740 for the year ended December 31, 2011 (2010 - $231,044, 2009 - $211,768).